Financial risk review - Securities Sold Under Repurchase Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of liabilities	$ (350,810)	$ (334,259)
Net amount of assets presented in the consolidated statement of financial position	(350,810)	(334,259)
Gross amounts not offset in the consolidated statement of financial position
Financial instruments	342,271	791,956
Cash collateral received	42,384	40,649
Net amount	33,845	498,346
Securities sold under repurchase agreements at amortized cost
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of liabilities	(310,197)	(300,498)
Net amount of assets presented in the consolidated statement of financial position	(310,197)	(300,498)
Gross amounts not offset in the consolidated statement of financial position
Financial instruments	342,271	791,956
Cash collateral received	8,087	22,947
Net amount	40,161	514,405
Derivative financial instruments used for hedging at FVTPL
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of liabilities	(40,613)	(33,761)
Net amount of assets presented in the consolidated statement of financial position	(40,613)	(33,761)
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	34,297	17,702
Net amount	$ (6,316)	$ (16,059)